Stradley Ronon Stevens & Young, LLP 100 Park Avenue Suite 2000 New York, NY 10017 www.stradley.com

Jamie M. Gershkow

Partner

jgershkow@stradley.com

212.404.0654

April 5, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Institutional Funds (the “Trust”)

Post-Effective Amendment No. 105 (File No. 2-80543)

Amendment No. 132 (File No. 811-03605)

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Institutional Funds (the “Trust”) certifies that:

a.

the forms of the Trust’s (i) Money Market Portfolios – Shares, Service Shares and Premier Shares Prospectus; (ii) Treasury Portfolio and U.S. Government Select Portfolio – Siebert Williams Shank Shares Prospectus; (iii) Money Market Portfolios – Shares, Service Shares and Premier Shares Statement of Additional Information; and (iv) Treasury Portfolio and U.S. Government Select Portfolio – Siebert Williams Shank Shares Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 105 to the Trust’s registration statement on From N-1A; and

b.

the text of Post-Effective Amendment No. 105 to the Trust’s registration statement was filed with the Commission via EDGAR on March 27, 2023 (Accession No. 0001193125-23-080152) with an effective date of April 1, 2023.

Please direct any comments to the undersigned at (212) 404-0654, or, in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

Jamie M. Gershkow

Enclosures

cc:	Peter K. Ewing

Kevin P. O’Rourke

Randal E. Rein

Jose J. Del Real, Esq.

Michael D. Mabry, Esq.